Financial result (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Financial Result

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Interest income	23.5	11.5	5.7
Financial income	23.5	11.5	5.7
Bank charges	(7.3)	(4.3)	(2.1)
Interest expenses leases	(15.3)	(6.5)	(4.2)
Interest expenses on employee benefits	(0.5)	(0.5)	(0.1)
Financial expenses	(23.1)	(11.3)	(6.4)
Foreign exchange gain / (losses)	67.7	(111.4)	(6.5)
Foreign exchange gain / (loss)	67.7	(111.4)	(6.5)
Financial result	68.1	(111.1)	(7.2)